Related Party Transactions (Details) - Schedule of Due from Related Parties - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Due from Related Parties [Line Items]
Due from related parties	€ 184,883	€ 1,601,273
Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	250
Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	184,633	1,601,273
Credits Pending Collection [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	177,821	175,771
Credits Pending Collection [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	250
Credits Pending Collection [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Credits Pending Collection [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	177,571	175,771
Long-term investment [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	2,550	2,550
Long-term investment [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Long-term investment [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Long-term investment [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	2,550	2,550
Trade receivables [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	4,512	1,422,952
Trade receivables [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Trade receivables [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Trade receivables [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	€ 4,512	€ 1,422,952